Common Stock and Additional Paid in Capital - Schedule of Warrants Outstanding (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants, Outstanding, Beginning Balance	12,939,813	6,859,954
Warrants, Granted	1,000,000	6,079,859	6,859,954
Warrants, Exercised
Warrants, Expired
Warrants, Outstanding, Ending Balance	13,939,813	12,939,813	6,859,954
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.60	$ 0.77
Weighted Average Exercise Price, Granted	0.25	0.40	0.77
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 0.57	$ 0.60	$ 0.77